Carrying Amount of Assets Acquired and Liabilities Assumed (Detail) (Cyntellect Inc [Member], USD $) In Thousands, unless otherwise specified	Aug. 31, 2011
Cyntellect Inc [Member]
Related Party Transaction [Line Items]
Cash	$ 88
Other current assets	23
Property and equipment, net	1,724
Other assets	262
Total assets acquired	2,097
Accounts payable	41
Other accrued liabilities	107
Long-term debt	116
Total liabilities assumed	264
Net assets acquired	$ 1,833